SEGMENT REPORTING - Company's revenue (Details)	6 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Revenue	¥ 42,069,270	$ 5,763,466	¥ 45,256,672
Cost of revenue and related tax	28,714,468	3,933,866	33,150,930
Gross profit	13,354,802	1,829,600	12,105,742
Depreciation and amortization	1,724,066	236,196	1,426,971
Capital expenditures	584,406		199,444
Goods transferred at a point in time
Revenue	37,609,721		40,456,993
Services rendered over time
Revenue	4,459,549		4,799,679
Automation product and software
Revenue	20,923,759	2,866,543	17,552,892
Cost of revenue and related tax	12,381,024		14,040,976
Gross profit	8,542,735		3,511,916
Depreciation and amortization	255,103		253,397
Capital expenditures	27,300		83,253
Automation product and software | Goods transferred at a point in time
Revenue	17,064,210		14,368,994
Automation product and software | Services rendered over time
Revenue	3,859,549		3,183,898
Equipment, accessories and others
Revenue	15,684,480	2,148,765	17,867,404
Cost of revenue and related tax	11,151,894		12,778,042
Gross profit	4,532,586		5,089,362
Depreciation and amortization	440,240		143,927
Capital expenditures	557,106		116,191
Equipment, accessories and others | Goods transferred at a point in time
Revenue	15,684,480		17,867,404
Oilfield environmental protection
Revenue	2,721,894	372,898	8,053,696
Cost of revenue and related tax	4,852,390		6,020,271
Gross profit	(2,130,496)		2,033,425
Depreciation and amortization	1,028,723		1,029,646
Oilfield environmental protection | Goods transferred at a point in time
Revenue	2,721,894		8,053,696
Platform outsourcing services
Revenue	2,739,137	$ 375,260	1,782,680
Cost of revenue and related tax	329,160		311,641
Gross profit	2,409,977		1,471,039
Platform outsourcing services | Goods transferred at a point in time
Revenue	2,139,137		166,899
Platform outsourcing services | Services rendered over time
Revenue	600,000		¥ 1,615,781
Chemical recycle
Depreciation and amortization	¥ 150,003